Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Property Plant And Equipment [Abstract]
Depreciation expense	$ 690	$ 539	$ 2,482	$ 3,050	$ 2,742
Proceeds from property and equipment related to discontinued operations			$ 243